DECOMMISSIONING OBLIGATIONS (Narrative) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Decommissioning Liabilities [Abstract]
Risk free rate	3.30%	1.70%
Inflation rate	2.10%	1.80%
Undiscounted and uninflated amount	$ 30.2	$ 26.7